Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Total Payments
Total	$ 297,097	$ 297,097
Adumbi Project
Total	269,368	269,368
Ngayu Project
Total	$ 27,729	$ 27,729